Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001974044
Document Type	POS AM
Entity Registrant Name	MoneyHero Limited
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 22, 2024, MoneyHero Limited (the “Registrant”) filed Amendment No. 4 to a Registration Statement on Form F-1 (File No. 333-275205) (as amended, the “Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on January 22, 2024. On May 17, 2024, the Registrant filed post-effective amendment No. 1 to the Registration Statement to include its consolidated financial statements as of December 31, 2023 and for the year ended December 31, 2023 and to update certain other information contained in the Registration Statement. On June 21, 2024, the Registrant filed post-effective amendment No. 2 to the Registration Statement to make certain amendments. On July 1, 2024, the Registrant filed post-effective amendment No. 3 to the Registration Statement to make certain amendments. On November 8, 2024 the Registrant filed post-effective amendment No.4 to the Registration Statement to include its unaudited interim condensed consolidated financial statements as of June 30, 2024 and for the six months ended June 30, 2024 and to update certain other information contained in the Registration Statement. On May 27, 2025 the Registrant filed post-effective amendment No. 5 to the Registration Statement to include its consolidated financial statements as of December 31, 2024 and for the year ended December 31, 2024 and to update certain other information contained in the Registration Statement. On November 10, 2025 the Registrant filed post-effective amendment No. 6 to the Registration Statement to include its unaudited interim condensed consolidated financial statements as of June 30, 2025 and for the six months ended June 30, 2025 and to update certain other information contained in the Registration Statement.The Registrant is filing this post-effective amendment No. 7 to the Registration Statement to include its consolidated financial statements as of December 31, 2025 and for the year ended December 31, 2025 and to update certain other information contained in the Registration Statement.No additional securities are being registered by this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement on Form F-1.
Amendment Flag	true